UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03668

THE WRIGHT MANAGED INCOME TRUST
440 Wheelers Farms Road
Milford, Connecticut 06461

Vicki S. Horwitz
Three Canal Plaza, Suite 600
Portland, ME 04101
207-347-2000

Date of fiscal year end: December 31

Date of reporting period: July 1, 2014 – September 30, 2014

Item 1.  Schedule of Investments.

Wright Total Return Bond Fund (WTRB)
Portfolio of Investments – As of September 30, 2014 (Unaudited)

	Face Amount	Description	Coupon Rate		Maturity Date	Value
FIXED INCOME INVESTMENTS - 95.1%

COMMERCIAL MORTGAGE-BACKED SECURITIES - 7.9%

	$300,000	LB-UBS Commercial Mortgage Trust, Series 2006-C6, Class A4	5.372%		09/15/39	$320,934
	282,298	Merrill Lynch Mortgage Trust, Series 2005-LC1, Class A4	5.291%	(1)	01/12/44	293,798
	306,054	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-2, Class A4	6.066%	(1)	06/12/46	325,228
Total Commercial Mortgage-Backed Securities (identified cost, $886,550)						$939,960

CORPORATE BONDS - 38.3%

COMMUNICATIONS EQUIPMENT - 0.5%
	$55,000	Vodafone Group PLC	6.150%		02/27/37	$63,347

CONSUMER STAPLES - 0.5%
	$60,000	Celgene Corp.	3.250%		08/15/22	$59,698

DIVERSIFIED FINANCIALS - 7.3%
	$27,000	Ameriprise Financial, Inc.	5.650%		11/15/15	$28,472
	75,000	Bank of America Corp.	6.050%		05/16/16	80,560
	85,000	Bank of America Corp., MTN	5.000%		05/13/21	93,476
	13,000	Citigroup, Inc.	5.375%		08/09/20	14,730
	30,000	Eaton Vance Corp.	6.500%		10/02/17	34,016
	95,000	General Electric Capital Corp., MTN, Series A	6.750%		03/15/32	125,604
	100,000	Goldman Sachs Group, Inc. (The)	6.150%		04/01/18	112,810
	120,000	JPMorgan Chase & Co.	6.300%		04/23/19	139,276
	90,000	Morgan Stanley	5.500%		07/28/21	101,513
	70,000	Nomura Holdings, Inc.	5.000%		03/04/15	71,140
	55,000	SunTrust Banks, Inc.	6.000%		09/11/17	61,812

ENERGY - 2.4%
	$55,000	Baker Hughes, Inc.	6.875%		01/15/29	$73,487
	50,000	ONEOK Partners LP	6.850%		10/15/37	61,316
	70,000	Peabody Energy Corp.	7.375%		11/01/16	74,550
	55,000	Valero Energy Corp.	9.375%		03/15/19	70,794

FOOD, BEVERAGE & TOBACCO - 1.6%
	$13,000	Altria Group, Inc.	9.700%		11/10/18	$16,761
	50,000	Ingredion, Inc.	4.625%		11/01/20	53,631
	100,000	PepsiCo, Inc.	7.900%		11/01/18	122,932

HEALTH CARE EQUIPMENT & SERVICES - 2.5%
	$55,000	Cigna Corp.	2.750%		11/15/16	$56,878
	75,000	Laboratory Corp. of America Holdings	3.125%		05/15/16	77,393
	80,000	UnitedHealth Group, Inc.	6.000%		02/15/18	91,000
	70,000	WellPoint, Inc.	4.350%		08/15/20	75,649

HOUSEHOLD & PERSONAL PRODUCTS - 0.6%
	$60,000	Estee Lauder Cos., Inc. (The)	6.000%		05/15/37	$72,791

INDUSTRIAL - 0.5%
	$60,000	FedEx Corp.	4.000%		01/15/24	$61,935

INFORMATION SERVICES - 0.5%
	$50,000	Moody's Corp.	5.500%		09/01/20	$56,360

INSURANCE - 3.2%
	$70,000	Aflac, Inc.	3.625%		06/15/23	$70,634
	105,000	PartnerRe Finance B, LLC	5.500%		06/01/20	118,157
	55,000	Principal Financial Group, Inc.	8.875%		05/15/19	69,894
	50,000	Prudential Financial, Inc., MTN	4.500%		11/15/20	54,240
	50,000	Prudential Financial, Inc., MTN, Series D	7.375%		06/15/19	60,956

MATERIALS - 2.4%
	$70,000	Dow Chemical Co. (The)	7.375%		03/01/23	$85,983
	70,000	Greif, Inc.	6.750%		02/01/17	75,775
	100,000	Lubrizol Corp.	8.875%		02/01/19	126,350

MEDIA - 2.6%
	$90,000	Comcast Cable Communications Holdings, Inc.	9.455%		11/15/22	$129,453
	40,000	DIRECTV Holdings, LLC / DIRECTV Financing Co., Inc.	5.000%		03/01/21	44,356
	45,000	McGraw Hill Financial, Inc.	5.900%		11/15/17	49,465
	65,000	Time Warner Cos., Inc.	6.950%		01/15/28	82,571

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.5%
	$55,000	Thermo Fisher Scientific, Inc.	3.150%		01/15/23	$53,865

PIPELINES - 1.6%
	$60,000	Spectra Energy Capital, LLC	5.650%		03/01/20	$67,109
	100,000	TransCanada PipeLines, Ltd.	6.500%		08/15/18	115,997

REAL ESTATE - 0.8%
	$100,000	Simon Property Group LP	2.750%		02/01/23	$95,931

RETAILING - 1.5%
	$95,000	Kohl's Corp.	4.000%		11/01/21	$98,902
	72,000	L Brands, Inc.	5.250%		11/01/14	72,234

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.6%
	$65,000	Applied Materials, Inc.	7.125%		10/15/17	$75,122

SOFTWARE & SERVICES - 2.8%
	$60,000	Adobe Systems, Inc.	4.750%		02/01/20	$66,023
	105,000	International Business Machines Corp.	7.625%		10/15/18	127,536
	80,000	Oracle Corp.	5.375%		07/15/40	91,021
	50,000	Symantec Corp.	4.200%		09/15/20	51,775

TELECOMMUNICATIONS - 1.1%
	$55,000	BellSouth Corp.	6.000%		11/15/34	$62,358
	50,000	Verizon Communications, Inc.	7.750%		12/01/30	68,874

TRANSPORTATION - 0.7%
	$70,000	Burlington Northern Santa Fe, LLC	6.200%		08/15/36	$88,158

UTILITIES - 4.1%
	$110,000	Consolidated Edison Co. of New York, Inc.	7.125%		12/01/18	$131,435
	45,000	Dominion Resources, Inc., Series E	6.300%		03/15/33	56,189
	80,000	Exelon Generation Co., LLC	5.200%		10/01/19	88,801
	50,000	Pacific Gas & Electric Co.	8.250%		10/15/18	61,519
	60,000	Public Service Electric & Gas Co., MTN	5.300%		05/01/18	67,312
	75,000	Sempra Energy	6.500%		06/01/16	81,867
Total Corporate Bonds (identified cost, $4,078,036)						$4,541,793

U.S. GOVERNMENT INTERESTS - 48.9%

AGENCY MORTGAGE-BACKED SECURITIES - 34.9%
	$46,329	FHLMC Gold Pool #A32600	5.500%		05/01/35	$51,458
	13,355	FHLMC Gold Pool #C01646	6.000%		09/01/33	15,221
	19,515	FHLMC Gold Pool #C27663	7.000%		06/01/29	19,951
	80,922	FHLMC Gold Pool #C47318	7.000%		09/01/29	96,033
	47,627	FHLMC Gold Pool #C66878	6.500%		05/01/32	53,886
	64,268	FHLMC Gold Pool #C91046	6.500%		05/01/27	72,727
	9,720	FHLMC Gold Pool #D66753	6.000%		10/01/23	10,949
	474	FHLMC Gold Pool #E00903	7.000%		10/01/15	483
	71,961	FHLMC Gold Pool #G01035	6.000%		05/01/29	82,182
	18,517	FHLMC Gold Pool #G02478	5.500%		12/01/36	20,612
	15,901	FHLMC Gold Pool #N30514	5.500%		11/01/28	17,682
	168,106	FHLMC Gold Pool #P00024	7.000%		09/01/32	185,417
	37,521	FHLMC Gold Pool #P50064	7.000%		09/01/30	42,680
	46,493	FHLMC Pool #1B1291	2.371%	(1)	11/01/33	49,595
	127,937	FHLMC Pool #1G0233	2.261%	(1)	05/01/35	136,462
	11,083	FHLMC Pool #781071	2.534%	(1)	11/01/33	11,887
	7,040	FHLMC Pool #781804	2.375%	(1)	07/01/34	7,312
	3,170	FHLMC Pool #781884	2.375%	(1)	08/01/34	3,317
	9,350	FHLMC Pool #782862	5.114%	(1)	11/01/34	9,754
	100,737	FHLMC, Series 1983, Class Z	6.500%		12/15/23	111,436
	84,992	FHLMC, Series 2044, Class PE	6.500%		04/15/28	94,622
	380,358	FHLMC, Series 2627, Class MW	5.000%		06/15/23	408,787
	68,392	FNMA Pool #253057	8.000%		12/01/29	77,002
	1,695	FNMA Pool #479477	6.000%		01/01/29	1,914
	2,904	FNMA Pool #489357	6.500%		03/01/29	3,289
	8,396	FNMA Pool #535332	8.500%		04/01/30	10,573
	15,665	FNMA Pool #545782	7.000%		07/01/32	18,170
	10,459	FNMA Pool #597396	6.500%		09/01/31	11,881
	38,839	FNMA Pool #621284	6.500%		12/01/31	45,703
	10,915	FNMA Pool #725866	4.500%		09/01/34	11,866
	36,050	FNMA Pool #738630	5.500%		11/01/33	40,433
	115,878	FNMA Pool #745001	6.500%		09/01/35	133,891
	51,648	FNMA Pool #745467	2.535%	(1)	04/01/36	55,310
	87,879	FNMA Pool #745755	5.000%		12/01/35	97,242
	33,612	FNMA Pool #747529	4.500%		10/01/33	36,413
	297,235	FNMA Pool #781893	4.500%		11/01/31	323,633
	15,227	FNMA Pool #809888	4.500%		03/01/35	16,492
	207,191	FNMA Pool #888366	7.000%		04/01/37	231,653
	195,546	FNMA Pool #888367	7.000%		03/01/37	227,346
	138,935	FNMA Pool #888417	6.500%		01/01/36	161,704
	9,047	FNMA Pool #906455	5.928%	(1)	01/01/37	9,646
	10,730	GNMA I Pool #376400	6.500%		02/15/24	12,172
	12,890	GNMA I Pool #379982	7.000%		02/15/24	13,898
	82,829	GNMA I Pool #393347	7.500%		02/15/27	92,986
	33,518	GNMA I Pool #410081	8.000%		08/15/25	38,892
	29,150	GNMA I Pool #427199	7.000%		12/15/27	30,515
	19,464	GNMA I Pool #448490	7.500%		03/15/27	20,620
	37,935	GNMA I Pool #458762	6.500%		01/15/28	43,064
	16,606	GNMA I Pool #460726	6.500%		12/15/27	18,841
	7,741	GNMA I Pool #510706	8.000%		11/15/29	8,731
	11,209	GNMA I Pool #581536	5.500%		06/15/33	12,565
	51,112	GNMA II Pool #002630	6.500%		08/20/28	59,375
	2,685	GNMA II Pool #002909	8.000%		04/20/30	3,228
	6,844	GNMA II Pool #002972	7.500%		09/20/30	8,243
	2,602	GNMA II Pool #002973	8.000%		09/20/30	3,194
	22,932	GNMA II Pool #003095	6.500%		06/20/31	26,733
	163,893	GNMA II Pool #004841	8.000%		08/20/31	200,858
	499,588	GNMA, Series 2010-44, Class NK	4.000%		10/20/37	521,954

U.S. TREASURIES - 14.0%
	$515,000	U.S. Treasury Bond	3.125%		02/15/42	$510,092
	195,000	U.S. Treasury Note	3.125%		05/15/19	207,256
	90,000	U.S. Treasury Note	2.625%		11/15/20	92,830
	500,000	U.S. Treasury Note	2.125%		08/15/21	497,598
	415,000	U.S. Treasury Strip Coupon	2.520 -2.892%	(2)	05/15/22	345,620
Total U.S. Government Interests (identified cost, $5,570,472)						$5,785,879

TOTAL FIXED INCOME INVESTMENTS (identified cost, $10,535,058) — 95.1%						$11,267,632

SHORT-TERM INVESTMENTS - 1.7%
	$198,452	Fidelity Government Money Market Fund, 0.01% (1)				$198,452

TOTAL SHORT-TERM INVESTMENTS (identified cost, $198,452) — 1.7%						$198,452

TOTAL INVESTMENTS (identified cost, $10,733,510) — 96.8%						$11,466,084

OTHER ASSETS, IN EXCESS OF LIABILITIES — 3.2%						378,110

NET ASSETS — 100.0%						$11,844,194

FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
LLC — Limited Liability Company
LP — Limited Partnership
MTN — Medium Term Note
PLC — Public Limited Company
(1)	Variable rate security. Rate presented is as of September 30, 2014.
(2)	Rate presented is yield to maturity.

* Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:
Gross Unrealized Appreciation						$761,455
Gross Unrealized Depreciation						(28,881)
Net Unrealized Appreciation						$732,574

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2014.

Asset Description	Quotes Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Commercial Mortgage-Backed Securities	$-	$939,960	$-	$939,960
Corporate Bonds	-	4,541,793	-	4,541,793
U.S. Government Interests	-	5,785,879	-	5,785,879
Short-Term Investments	-	198,452	-	198,452
Total Investments	$-	$11,466,084	$-	$11,466,084

The level classification by major category of investments is the same as the category presentation in the Fund’s Portfolio of Investments.
The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended September 30, 2014.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

Wright Current Income Fund (WCIF)
Portfolio of Investments – As of September 30, 2014 (Unaudited)

Face Amount	Description	Coupon Rate	Maturity Date	Value
FIXED INCOME INVESTMENTS - 95.0%

AGENCY MORTGAGE-BACKED SECURITIES - 95.0%
$208,578	FHLMC Gold Pool #A85905	5.000%	05/01/39	$231,478
569,295	FHLMC Gold Pool #A88945	4.000%	08/01/39	602,886
11,639	FHLMC Gold Pool #C00548	7.000%	08/01/27	13,695
32,136	FHLMC Gold Pool #C00778	7.000%	06/01/29	37,796
119,320	FHLMC Gold Pool #C91034	6.000%	06/01/27	136,429
11,452	FHLMC Gold Pool #D81642	7.500%	08/01/27	11,725
40,004	FHLMC Gold Pool #D82572	7.000%	09/01/27	44,955
3,519	FHLMC Gold Pool #E81704	8.500%	05/01/15	3,549
62,527	FHLMC Gold Pool #G04710	6.000%	09/01/38	71,546
86,945	FHLMC Gold Pool #G08012	6.500%	09/01/34	99,687
176,732	FHLMC Gold Pool #G08022	6.000%	11/01/34	201,336
153,660	FHLMC Gold Pool #G08047	6.000%	03/01/35	175,487
763,368	FHLMC Gold Pool #G08378	6.000%	10/01/39	861,376
660,393	FHLMC Gold Pool #G30482	4.500%	05/01/30	718,194
132,337	FHLMC Gold Pool #G80111	7.300%	12/17/22	150,212
25,429	FHLMC Gold Pool #H09098	6.500%	10/01/37	28,628
168,106	FHLMC Gold Pool #P00024	7.000%	09/01/32	185,417
113,842	FHLMC Gold Pool #P50019	7.000%	07/01/24	129,495
1,042,031	FHLMC Gold Pool #P50079	5.000%	07/01/33	1,115,707
1,707,391	FHLMC Gold Pool #Q11280	4.000%	09/01/42	1,800,540
262,749	FHLMC Gold Pool #T30126	5.550%	07/01/37	291,855
242,589	FHLMC Gold Pool #T30133	5.550%	07/01/37	269,409
581,503	FHLMC Gold Pool #T60798	3.500%	07/01/42	588,903
231,059	FHLMC Gold Pool #U30400	5.550%	06/01/37	256,438
341,720	FHLMC, Series 2097, Class PZ	6.000%	11/15/28	380,259
53,994	FHLMC, Series 2176, Class OJ	7.000%	08/15/29	62,135
38,253	FHLMC, Series 2201, Class C	8.000%	11/15/29	44,419
164,919	FHLMC, Series 2218, Class ZB	6.000%	03/15/30	183,845
79,863	FHLMC, Series 2259, Class ZM	7.000%	10/15/30	91,449
42,642	FHLMC, Series 2576, Class HC	5.500%	03/15/33	46,706
133,633	FHLMC, Series 2802, Class OH	6.000%	05/15/34	146,931
371,596	FHLMC, Series 3033, Class WY	5.500%	09/15/35	416,527
150,608	FHLMC, Series 3072, Class DL	6.000%	02/15/35	165,275
86,377	FHLMC, Series 3255, Class QE	5.500%	12/15/36	95,206
120,697	FHLMC, Series 3641, Class TB	4.500%	03/15/40	130,000
450,000	FHLMC, Series 3677, Class PB	4.500%	05/15/40	483,987
108,025	FHLMC, Series 3814, Class B	3.000%	02/15/26	108,605
858,475	FHLMC, Series 3969, Class JY	4.500%	12/15/41	934,338
159,468	FHLMC, Series 4011, Class DA	4.000%	09/15/41	156,385
1,538,868	FHLMC, Series 4011, Class DB	4.000%	09/15/41	1,570,559
289,631	FHLMC, Series 4050, Class NK	4.500%	09/15/41	313,164
338,781	FHLMC, Series 4097, Class VT	3.500%	08/15/25	355,940
91,525	FHLMC, Series 4103, Class DV	3.000%	11/15/25	93,318
1,889,168	FHLMC, Series 4142, Class PN	2.500%	12/15/32	1,803,874
113,229	FHLMC-GNMA, Series 15, Class L	7.000%	07/25/23	126,495
41,360	FHLMC-GNMA, Series 23, Class KZ	6.500%	11/25/23	45,991
72,169	FHLMC-GNMA, Series 4, Class D	8.000%	12/25/22	81,829
323,059	FNMA Pool #252034	7.000%	09/01/28	373,799
58,600	FNMA Pool #252215	6.000%	11/01/28	67,011
419,433	FNMA Pool #256182	6.000%	03/01/36	471,411
396,505	FNMA Pool #256677	6.000%	04/01/27	449,383
59,011	FNMA Pool #256972	6.000%	11/01/37	64,595
363,354	FNMA Pool #257138	5.000%	03/01/38	393,316
642,954	FNMA Pool #465714	4.680%	08/01/28	719,097
14,845	FNMA Pool #535131	6.000%	03/01/29	16,973
75,794	FNMA Pool #594207	6.500%	02/01/31	83,186
39,794	FNMA Pool #673315	5.500%	11/01/32	44,575
55,169	FNMA Pool #733750	6.310%	10/01/32	62,349
185,050	FNMA Pool #735861	6.500%	09/01/33	215,549
406,705	FNMA Pool #745318	5.000%	12/01/34	451,477
32,701	FNMA Pool #745630	5.500%	01/01/29	36,391
87,633	FNMA Pool #801357	5.500%	08/01/34	98,449
352,634	FNMA Pool #801506	4.750%	09/01/34	380,788
109,400	FNMA Pool #813839	6.000%	11/01/34	120,880
489,000	FNMA Pool #819457	4.750%	02/01/35	530,053
829,551	FNMA Pool #846323	4.250%	11/01/35	883,417
605,696	FNMA Pool #851762	4.250%	01/01/36	640,182
92,011	FNMA Pool #871394	7.000%	04/01/21	99,617
151,139	FNMA Pool #888211	7.000%	08/01/36	178,597
44,061	FNMA Pool #888367	7.000%	03/01/37	51,226
91,204	FNMA Pool #888534	5.000%	08/01/37	98,740
1,220,693	FNMA Pool #891367	4.750%	04/01/36	1,330,503
181,291	FNMA Pool #908160	5.500%	12/01/36	196,104
227,568	FNMA Pool #930504	5.000%	02/01/39	249,511
97,784	FNMA Pool #930664	6.500%	03/01/39	116,309
579,702	FNMA Pool #940441	5.780%	03/01/37	645,523
37,969	FNMA Pool #954957	6.000%	10/01/37	41,602
239,892	FNMA Pool #995656	7.000%	06/01/33	278,632
540,118	FNMA Pool #AD0329	6.500%	09/01/28	611,845
108,659	FNMA Pool #AD0756	6.500%	11/01/28	123,077
922,730	FNMA Pool #AI0108	5.000%	04/01/41	1,031,751
390,833	FNMA Pool #MA0559	5.000%	09/01/30	432,713
189,000	FNMA Whole Loan, Series 2003-W17, Class 1A7	5.750%	08/25/33	204,470
30,190	FNMA Whole Loan, Series 2003-W18, Class 1A6	5.370%	08/25/43	30,588
302,957	FNMA Whole Loan, Series 2004-W11, Class 1A1	6.000%	05/25/44	352,561
212,543	FNMA, Series 2001-52, Class XZ	6.500%	10/25/31	242,280
93,842	FNMA, Series 2001-52, Class YZ	6.500%	10/25/31	105,577
83,768	FNMA, Series 2002-15, Class QH	6.000%	04/25/32	92,541
80,567	FNMA, Series 2003-30, Class JQ	5.500%	04/25/33	88,385
409,674	FNMA, Series 2003-32, Class BZ	6.000%	11/25/32	456,202
221,432	FNMA, Series 2004-17, Class H	5.500%	04/25/34	238,069
285,000	FNMA, Series 2004-25, Class LC	5.500%	04/25/34	315,466
256,000	FNMA, Series 2004-25, Class UC	5.500%	04/25/34	279,815
126,995	FNMA, Series 2005-106, Class UK	5.500%	12/25/35	140,311
172,000	FNMA, Series 2005-120, Class PB	6.000%	01/25/36	202,151
208,757	FNMA, Series 2005-58, Class BC	5.500%	07/25/25	230,136
788,000	FNMA, Series 2006-74, Class PD	6.500%	08/25/36	903,114
363,376	FNMA, Series 2007-76, Class PE	6.000%	08/25/37	399,548
800,000	FNMA, Series 2007-81, Class GE	6.000%	08/25/37	912,412
850,000	FNMA, Series 2008-60, Class JC	5.000%	07/25/38	937,280
88,282	FNMA, Series 2008-86, Class GD	6.000%	03/25/36	95,291
150,000	FNMA, Series 2009-50, Class AX	5.000%	07/25/39	170,767
210,000	FNMA, Series 2011-37, Class LH	4.000%	11/25/40	217,106
227,086	FNMA, Series 2012-51, Class B	7.000%	05/25/42	256,773
393,328	FNMA, Series 2013-17, Class YM	4.000%	03/25/33	416,332
807,742	FNMA, Series 2013-5, Class NY	2.000%	02/25/33	688,498
139,333	FNMA, Series G93-5, Class Z	6.500%	02/25/23	156,412
30,032	GNMA I Pool #471369	5.500%	05/15/33	33,559
100,856	GNMA I Pool #487108	6.000%	04/15/29	116,832
90,456	GNMA I Pool #489377	6.375%	03/15/29	102,124
73,195	GNMA I Pool #509930	5.500%	06/15/29	81,404
92,354	GNMA I Pool #509965	5.500%	06/15/29	102,693
28,693	GNMA I Pool #595606	6.000%	11/15/32	32,390
5,044	GNMA I Pool #602377	4.500%	06/15/18	5,295
3,012	GNMA I Pool #603377	4.500%	01/15/18	3,134
241,618	GNMA I Pool #615272	4.500%	07/15/33	265,600
78,558	GNMA I Pool #615403	4.500%	08/15/33	86,306
57,643	GNMA I Pool #616829	5.500%	01/15/25	64,061
61,747	GNMA I Pool #623190	6.000%	12/15/23	69,640
236,480	GNMA I Pool #624600	6.150%	01/15/34	266,945
52,641	GNMA I Pool #640940	5.500%	05/15/35	59,575
33,788	GNMA I Pool #677162	5.500%	08/15/23	36,613
241,810	GNMA I Pool #697999	4.500%	02/15/24	256,938
481,637	GNMA I Pool #711286	6.500%	10/15/32	546,378
416,638	GNMA I Pool #733602	5.000%	04/15/40	471,129
170,212	GNMA I Pool #782771	4.500%	09/15/24	183,724
193,122	GNMA I Pool #AB1821	3.250%	10/15/42	194,889
49,826	GNMA II Pool #003284	5.500%	09/20/32	56,249
93,065	GNMA II Pool #003346	5.500%	02/20/33	105,711
31,544	GNMA II Pool #003401	4.500%	06/20/33	34,531
221,447	GNMA II Pool #003403	5.500%	06/20/33	251,540
52,261	GNMA II Pool #003554	4.500%	05/20/34	57,223
138,004	GNMA II Pool #003689	4.500%	03/20/35	150,898
268,554	GNMA II Pool #003931	6.000%	12/20/36	302,865
20,059	GNMA II Pool #004284	5.500%	11/20/38	21,449
218,031	GNMA II Pool #004291	6.000%	11/20/38	249,026
120,123	GNMA II Pool #004412	5.000%	04/20/39	128,720
288,651	GNMA II Pool #004561	6.000%	10/20/39	329,858
213,954	GNMA II Pool #004702	3.500%	06/20/25	224,504
294,687	GNMA II Pool #004753	8.000%	08/20/30	334,857
876,290	GNMA II Pool #004838	6.500%	10/20/40	989,451
88,131	GNMA II Pool #575787	5.760%	03/20/33	101,253
145,885	GNMA II Pool #610116	5.760%	04/20/33	167,089
63,685	GNMA II Pool #610143	5.760%	06/20/33	71,377
67,360	GNMA II Pool #612121	5.760%	07/20/33	75,411
207,577	GNMA II Pool #648541	6.000%	10/20/35	233,386
109,803	GNMA II Pool #748939	4.000%	09/20/40	117,082
444,783	GNMA, Series 1998-21, Class ZB	6.500%	09/20/28	501,942
110,970	GNMA, Series 1999-25, Class TB	7.500%	07/16/29	127,074
373,799	GNMA, Series 1999-4, Class ZB	6.000%	02/20/29	418,841
156,393	GNMA, Series 2000-14, Class PD	7.000%	02/16/30	183,830
650,000	GNMA, Series 2001-53, Class PB	6.500%	11/20/31	750,635
260,769	GNMA, Series 2002-22, Class GF	6.500%	03/20/32	296,180
246,199	GNMA, Series 2002-33, Class ZD	6.000%	05/16/32	280,621
99,001	GNMA, Series 2002-40, Class UK	6.500%	06/20/32	112,348
77,217	GNMA, Series 2002-45, Class QE	6.500%	06/20/32	87,674
136,883	GNMA, Series 2002-6, Class GE	6.500%	01/20/32	155,449
66,964	GNMA, Series 2002-7, Class PG	6.500%	01/20/32	75,340
177,957	GNMA, Series 2003-103, Class PC	5.500%	11/20/33	196,034
136,000	GNMA, Series 2003-26, Class MA	5.500%	03/20/33	146,325
154,000	GNMA, Series 2003-46, Class HA	4.500%	06/20/33	166,240
179,000	GNMA, Series 2003-46, Class MA	5.000%	05/20/33	194,128
503,000	GNMA, Series 2003-46, Class ND	5.000%	06/20/33	550,114
511,879	GNMA, Series 2003-57, Class C	4.500%	04/20/33	561,145
111,000	GNMA, Series 2003-84, Class PC	5.500%	10/20/33	125,019
81,987	GNMA, Series 2004-16, Class GB	5.500%	06/20/33	85,348
102,121	GNMA, Series 2004-63, Class AG	6.000%	07/20/32	116,259
211,000	GNMA, Series 2005-13, Class BE	5.000%	09/20/34	229,868
835,246	GNMA, Series 2005-17, Class GE	5.000%	02/20/35	921,982
328,532	GNMA, Series 2005-49, Class B	5.500%	06/20/35	365,120
227,000	GNMA, Series 2005-51, Class DC	5.000%	07/20/35	248,347
96,510	GNMA, Series 2005-93, Class BH	5.500%	06/20/35	106,304
43,580	GNMA, Series 2007-18, Class B	5.500%	05/20/35	49,305
1,172,000	GNMA, Series 2007-6, Class LE	5.500%	02/20/37	1,304,407
153,027	GNMA, Series 2007-68, Class NA	5.000%	11/20/37	167,463
90,542	GNMA, Series 2007-70, Class PE	5.500%	11/20/37	100,563
240,000	GNMA, Series 2008-26, Class JP	5.250%	03/20/38	269,093
300,000	GNMA, Series 2008-35, Class EH	5.500%	03/20/38	336,411
314,000	GNMA, Series 2008-65, Class CM	5.000%	08/20/38	342,484
1,341,000	GNMA, Series 2008-65, Class PG	6.000%	08/20/38	1,544,450
157,000	GNMA, Series 2009-47, Class LT	5.000%	06/20/39	175,504
592,657	GNMA, Series 2009-57, Class VB	5.000%	06/16/39	670,718
706,000	GNMA, Series 2009-93, Class AY	5.000%	10/20/39	786,517
2,000,000	GNMA, Series 2010-116, Class PB	5.000%	06/16/40	2,347,066
350,000	GNMA, Series 2010-89, Class BG	4.000%	07/20/40	361,940
Total Agency Mortgage-Backed Securities (identified cost, $57,101,763)				$58,024,493

TOTAL FIXED INCOME INVESTMENTS (identified cost, $57,101,763) — 95.0%				$58,024,493

SHORT-TERM INVESTMENTS - 4.9%
$2,993,149	Fidelity Government Money Market Fund, 0.01% (1)			$2,993,149

TOTAL SHORT-TERM INVESTMENTS (identified cost, $2,993,149) — 4.9%				$2,993,149

TOTAL INVESTMENTS (identified cost, $60,094,912) — 99.9%				$61,017,642

OTHER ASSETS, IN EXCESS OF LIABILITIES — 0.1%				35,073

NET ASSETS — 100.0%				$61,052,715

FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
(1)	Variable rate security. Rate presented is as of September 30, 2014.

* Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:
Gross Unrealized Appreciation				$1,451,926
Gross Unrealized Depreciation				(529,196)
Net Unrealized Appreciation				$922,730

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2014.

Asset Description	Quotes Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Agency Mortgage-Backed Securities	$-	$58,024,493	$-	$58,024,493
Short-Term Investments	-	2,993,149	-	2,993,149
Total Investments	$-	$61,017,642	$-	$61,017,642

The level classification by major category of investments is the same as the category presentation in the Fund’s Portfolio of Investments.
The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended September 30, 2014.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

Item 2.  Controls and Procedures.

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reporting within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

 (b) There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.  Exhibits

Certification of Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17CFR 270.30a-2(a)) is attached hereto as Exhibit 99Cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Wright Managed Income Trust (On behalf of Wright Current Income Fund and Wright Total Return Bond Fund)

By:	/s/ Peter M. Donovan
Peter M. Donovan, President; Principal Executive Officer

Date:	November 12, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Peter M. Donovan
Peter M. Donovan, President; Principal Executive Officer

Date:	November 12, 2014

By:	/s/ Michael J. McKeen
Michael J. McKeen, Treasurer; Principal Financial Officer

Date:	November 12, 2014